Statement of Changes in Shares Subject to Possible Redemption and Stockholders' Equity (Deficit) (Parenthetical) - $ / shares			6 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Sale of 55,000 units at $10 per unit in private placement (in shares)			2,012,500
Purchase price, per unit				$ 10.25	$ 10.25
Private Placement Warrants
Exercise price of warrants				$ 11.50	11.50
Initial Public Offering
Sale of 55,000 units at $10 per unit in private placement (in shares)		7,000,000	550,000	7,000,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10	$ 10.00
Exercise price of warrants		11.50		11.50
Initial Public Offering | Private Placement Warrants
Purchase price, per unit		$ 10.25		$ 10.25
Over-allotment option
Sale of 55,000 units at $10 per unit in private placement (in shares)	1,050,000	1,050,000		8,050,000
Purchase price, per unit					11.50
Sale of Private Placement Warrants (in shares)			40,250
Warrant share price at $15 | Private Placement Warrants
Purchase price, per unit		$ 0.10		$ 0.10	$ 15
Sale of Private Placement Warrants (in shares)		1,000,000		1,000,000	1,000,000
Exercise price of warrants		$ 15.00		$ 15	$ 15
Warrant share price at $15 | Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)			1,000,000
Exercise price of warrants			$ 15	$ 15	15	$ 15
Warrant share price at $10 | Private Placement Warrants
Sale of Private Placement Warrants (in shares)		55,000		55,000
Exercise price of warrants		$ 10.00		$ 10.00
Warrant share price at $10 | Private Placement
Sale of 55,000 units at $10 per unit in private placement (in shares)			55,000
Purchase price, per unit			$ 10
Warrant share price at $11.50
Purchase price, per unit				1.00
Warrant share price at $11.50 | Private Placement Warrants
Purchase price, per unit		$ 1.00		$ 11.50	$ 11.50
Sale of Private Placement Warrants (in shares)		3,950,000	3,950,000	3,950,000	3,950,000
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Warrant share price at $11.50 | Private Placement | Private Placement Warrants
Exercise price of warrants				$ 11.50	$ 11.50	$ 11.50